Segment Information (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information By Business Unit

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Segment revenues
Motion Pictures	$1,822.1	$1,920.6	$1,677.4
Television Production	1,033.2	892.8	669.9
Media Networks	1,411.2	426.3	0.1
Intersegment eliminations	(137.4)	(38.2)	—
	$4,129.1	$3,201.5	$2,347.4
Intersegment revenues
Motion Pictures	$10.7	$6.6	$—
Television Production	126.4	30.7	—
Media Networks	0.3	0.9	—
	$137.4	$38.2	$—
Gross contribution
Motion Pictures	$292.6	$237.8	$183.2
Television Production	151.3	107.4	98.7
Media Networks	530.0	175.3	(5.2)
Intersegment eliminations	(5.5)	(10.4)	—
	$968.4	$510.1	$276.7
Segment general and administration
Motion Pictures	$113.2	$105.3	$92.4
Television Production	40.3	32.1	23.5
Media Networks	100.9	45.0	4.8
	$254.4	$182.4	$120.7
Segment profit (loss)
Motion Pictures	$179.4	$132.5	$90.8
Television Production	111.0	75.3	75.2
Media Networks	429.1	130.3	(10.0)
Intersegment eliminations	(5.5)	(10.4)	—
	$714.0	$327.7	$156.0

Reconciliation Of Total Segment Profit To The Company's Loss Before Income Taxes
The reconciliation of total segment profit to the Company’s income (loss) before income taxes is as follows:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Company’s total segment profit	$714.0	$327.7	$156.0
Corporate general and administrative expenses	(110.3)	(92.6)	(83.4)
Adjusted depreciation and amortization(1)	(39.3)	(22.8)	(11.9)
Restructuring and other(2)	(59.8)	(88.7)	(19.8)
Adjusted share-based compensation expense(3)	(85.6)	(77.1)	(56.3)
Purchase accounting and related adjustments(4)	(170.3)	(62.8)	(9.6)
Operating income (loss)	248.7	(16.3)	(25.0)
Interest expense	(193.7)	(115.2)	(54.9)
Interest and other income	10.4	6.4	1.9
Loss on extinguishment of debt	(35.7)	(40.4)	—
Gain on sale of equity interest in EPIX	201.0	—	—
Gain on Starz investment	—	20.4	—
Impairment of long-term investments and other assets	(29.2)	—	—
Equity interests income (loss)	(52.8)	10.7	44.2
Income (loss) before income taxes	$148.7	$(134.4)	$(33.8)
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(1)
Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in the acquisition of Starz and Pilgrim Media Group which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Depreciation and amortization	$159.0	$63.1	$13.1
Less: Amount included in purchase accounting and related adjustments	(119.7)	(40.3)	(1.2)
Adjusted depreciation and amortization	$39.3	$22.8	$11.9

(2)	Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable (see Note 14).

(3)	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Total share-based compensation expense	$88.5	$79.5	$78.5
Less:
Bonus related share-based compensation included in segment and corporate general and administrative expense(i)	—	—	(22.2)
Amount included in restructuring and other(ii)	(2.9)	(2.4)	—
Adjusted share-based compensation	$85.6	$77.1	$56.3

(i)Represents immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.
(ii)Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.

(4)
Purchase accounting and related adjustments represent the amortization of non-cash fair value adjustments to certain assets acquired in the acquisition of Starz, Pilgrim Media Group and Good Universe. The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$44.5	$17.5	$6.5
General and administrative expense	6.1	5.0	1.9
Depreciation and amortization	119.7	40.3	1.2
	$170.3	$62.8	$9.6

Adjusted Depreciation and Amortization
Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in the acquisition of Starz and Pilgrim Media Group which are included in the purchase accounting and related adjustments line item above, as shown in the table below:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Depreciation and amortization	$159.0	$63.1	$13.1
Less: Amount included in purchase accounting and related adjustments	(119.7)	(40.3)	(1.2)
Adjusted depreciation and amortization	$39.3	$22.8	$11.9

Adjusted Share-Based Compensation
The following table reconciles total share-based compensation expense to adjusted share-based compensation expense:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Total share-based compensation expense	$88.5	$79.5	$78.5
Less:
Bonus related share-based compensation included in segment and corporate general and administrative expense(i)	—	—	(22.2)
Amount included in restructuring and other(ii)	(2.9)	(2.4)	—
Adjusted share-based compensation	$85.6	$77.1	$56.3

Purchase Accounting and Related Adjustments
The following sets forth the amounts included in each line item in the financial statements:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Purchase accounting and related adjustments:
Direct operating	$44.5	$17.5	$6.5
General and administrative expense	6.1	5.0	1.9
Depreciation and amortization	119.7	40.3	1.2
	$170.3	$62.8	$9.6

Segment Revenues by Media
The following table sets forth revenues by media or product line as broken down by segment for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Segment revenues:
Motion Pictures
Theatrical	$281.4	$371.3	$314.1
Home Entertainment	774.0	707.7	579.7
Television	278.5	279.1	205.1
International	456.7	533.8	548.2
Other	31.5	28.7	30.3
Total Motion Pictures revenues	$1,822.1	$1,920.6	$1,677.4
Television Production
Domestic Television	$744.5	$667.3	$415.5
International	179.6	163.2	190.2
Home Entertainment	107.5	56.4	60.3
Other	1.6	5.9	3.9
Total Television Production revenues	$1,033.2	$892.8	$669.9
Media Networks
Starz Networks	$1,404.1	$423.4	$—
Streaming Services	7.1	2.9	0.1
Total Media Networks revenues	$1,411.2	$426.3	$0.1
Intersegment eliminations	(137.4)	(38.2)	—
Total revenues	$4,129.1	$3,201.5	$2,347.4

Reconciliation of Segment General and Administration to Consolidated General and Administration
The following table reconciles segment general and administration to the Company’s total consolidated general and administration expense:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
General and administration
Segment general and administrative expenses	$254.4	$182.4	$120.7
Corporate general and administrative expenses	110.3	92.6	83.4
Share-based compensation expense included in general and administrative expense(1)	83.6	75.4	56.4
Purchase accounting and related adjustments	6.1	5.0	1.9
	$454.4	$355.4	$262.4

Reconciliation of Assets from Segment to Consolidated
The reconciliation of total segment assets to the Company’s total consolidated assets is as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Assets
Motion Pictures	$1,757.4	$1,802.3
Television Production	1,400.5	1,364.0
Media Networks	5,166.5	5,236.8
Other unallocated assets(1)	643.2	793.8
	$8,967.6	$9,196.9
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(1)	Other unallocated assets primarily consist of cash, other assets and investments.

Acquisition of Investment in Films and Television Programs and Program Rights by Segment
The following table sets forth acquisition of investment in films and television programs and program rights, as broken down by segment for the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Acquisition of investment in films and television programs and program rights
Motion Pictures	$462.0	$412.7	$639.9
Television Production	706.8	506.6	426.5
Media Networks	357.6	172.7	—
	$1,526.4	$1,092.0	$1,066.4

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Revenue by geographic location, based on the location of the customers, with no other foreign country individually comprising greater than 10% of total revenue, is as follows:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Revenue
Canada	$48.3	$56.0	$55.1
United States	3,383.0	2,431.9	1,550.2
Other foreign	697.8	713.6	742.1
	$4,129.1	$3,201.5	$2,347.4
Long-lived assets by geographic location are as follows:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Long-lived assets(1)
Canada	$—	$—
United States	1,824.5	1,870.8
Other foreign	34.6	33.2
	$1,859.1	$1,904.0